787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 12, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Income Opportunities Portfolio, a series of BlackRock Funds II
(File No. 333-142592)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated April 27, 2012, as amended September 28, 2012, for BlackRock Strategic Income Opportunities Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 28, 2012 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC